                     INVESTMENT PORTFOLIO
          DECEMBER 31, 1997 (UNAUDITED, IN THOUSANDS)

COMMON STOCKS - 88.4%                                                              COUNTRY  SHARES         VALUE
---------------------                                                              -------  ------         -----

CONSTRUCTION - 1.4%

BUILDING CONSTRUCTION - 0.6%
Empresas ICA Sociedad Controladora S.A. de C.V.                                    Mx         24           $  65
                                                                                                     ------------
HEAVY CONSTRUCTION-NON BUILDING CONSTRUCTION - 0.8%
Stork N.V.                                                                         Ne          3              93
                                                                                                     ------------

FINANCE, INSURANCE & REAL ESTATE - 21.9%
DEPOSITORY INSTITUTIONS - 11.9%
Australia & New Zealand Banking Group Ltd.                                         Au         17             112
Banco de Bilbao                                                                    Sp          9             306
Bayerische Hypotheken - Und Wechsel Bank                                            G          5             264
Corporacion Bancaria de Espana SA                                                  Sp          4             237
Lloyds Bank PLC                                                                    UK         19             246
Westpac Banking Corp.                                                              Au         35             220
                                                                                                     ------------
                                                                                                           1,385
                                                                                                     ------------

HOLDING & OTHER INVESTMENT OFFICES - 1.3%
The Bank of Tokyo Mitsubishi                                                       Ja         11             152
                                                                                                     ------------

INSURANCE CARRIERS - 3.3%
Assicurazioni Generali SPA                                                         It        (a)               3
International Nederlanden Groep                                                    Ne          5             192
Union des Assurances Federales                                                     Fr          1             184
                                                                                                     ------------
                                                                                                             379
                                                                                                     ------------

INVESTMENT COMPANIES - 3.7%
Brazil Fund, Inc. (b)                                                                          7             147
Chile Fund, Inc. (b)                                                                           4              77
Korea Fund, Inc. (b)                                                                          12              77
Thai Fund  (b)                                                                                10              53
The Malaysia Fund, Inc. (b)                                                                   12              82
                                                                                                     ------------
                                                                                                             436
                                                                                                     ------------

REAL ESTATE - 1.7%
Cheung Kong (Holdings) Ltd.                                                        HK         12              79
New World Development Co., Ltd.                                                    HK         35             121
                                                                                                     ------------
                                                                                                             200
                                                                                                      ------------


                         Investment Portfolio/December 31, 1997
 ------------------------------------------------------------------------------------------------------------------
 MANUFACTURING - 35.9%
 CHEMICALS & ALLIED PRODUCTS - 15.2%
 BASF AG                                                                             G          6           $ 206
 Bayer AG                                                                            G          2              75
 Christian Dior SA                                                                  Fr          1             133
 DSM NV                                                                             Ne          2             146
 Hoechst AG.                                                                         G          5             172
 Imperial Chemical Industries PLC                                                   UK         11             172
 Medeva PLC                                                                         UK         43             115
 Novartis                                                                           Sz        (a)             243
 Roche Holding AG                                                                   Sz        (a)             228
 Sanofi SA                                                                          Fr          3             278
                                                                                                      ------------
                                                                                                            1,768
                                                                                                      ------------

 COMMUNICATIONS EQUIPMENT - 4.5%
 Matsushaita Electric Industrial Co.                                                Ja         10             146
 Philips Electronics NV                                                             Ne          3             180
 Telefonaktiebolaget LM Ericsson, Class B                                           Sw          5             199
                                                                                                      ------------
                                                                                                              525
                                                                                                      ------------


 FOOD & KINDRED PRODUCTS - 4.1%
 Nestle AG                                                                          Sz        (a)             225
 Unilever NV                                                                        Ne          4             247
                                                                                                      ------------
                                                                                                              472
                                                                                                      ------------

 MACHINERY & COMPUTER EQUIPMENT - 2.0%
 Hitachi Ltd.                                                                       Ja         18             128
 Mannesmann AG                                                                       G        (a)             101
                                                                                                      ------------
                                                                                                              229
                                                                                                      ------------

 MEASURING & ANALYZING INSTRUMENTS - 1.6%
 Fuji Photo Film Co., Ltd.                                                          Ja          5             191
                                                                                                      ------------

 PETROLEUM REFINING - 1.8%
 British Petroleum Ltd.                                                             UK         16             212
                                                                                                      ------------

 PRIMARY METAL - 1.8%
 Alfa, S.A. de C.V.                                                                 Mx         31             213
                                                                                                      ------------

 RUBBER & PLASTIC - 0.0%
 Fila Holding S.P.A.                                                                It        (a)               4
                                                                                                      ------------

 STONE, CLAY, GLASS & CONCRETE - 1.4%
 Holderbank Financiere Glaris AG                                                    Sz        (a)             163
                                                                                                      ------------



                         Investment Portfolio/December 31, 1997
 COMMON STOCKS - CONT.                                                              COUNTRY  SHARES         VALUE
 ---------------------                                                              -------  ------         -----
 MANUFACTURING - CONT.
 TOBACCO PRODUCTS - 2.0%
 B.A.T. Industries PLC                                                              UK         25           $ 228
                                                                                                      ------------

 TRANSPORTATION EQUIPMENT - 1.5%
 Toyota Motor Corp.                                                                 Ja          6             172
 Volvo AB                                                                           Sw        (a)               1
                                                                                                      ------------
                                                                                                              173
                                                                                                      ------------

 MINING & ENERGY - 2.0%
 OIL & GAS EXTRACTION
 EdperBrascan Ltd. Class A                                                          Ca         13             235
                                                                                                      ------------

 RETAIL TRADE - 3.4%
 BUILDING, HARDWARE & GARDEN SUPPLY - 1.3%
 Pioneer International Ltd.                                                         Au         54             147
                                                                                                      ------------

 MISCELLANEOUS RETAIL - 2.1%
 Imasco Ltd.                                                                        Ca          7             251
                                                                                                      ------------

 SERVICES - 1.4%
 HEALTH SERVICES
 Astria AB, Class B                                                                 Sw         10             162
                                                                                                      ------------

 TRANSPORTATION, COMMUNICATION, ELECTRIC, GAS & SANITARY SERVICES - 22.4%
 AIR TRANSPORTATION - 1.6%
 Lufthansa AG                                                                        G         10             192
                                                                                                      ------------

 COMMUNICATIONS - 11.7%
 British Telecommunications PLC                                                     UK         32             251
 Nippon Telegraph & Tele Corp.                                                      Ja        (a)             189
 Nokia AB (c)                                                                       Fi          3             189
 Telecom Italia S.P.A.                                                              It         82             524
 Tele Danmark A/S ADR                                                               De          3              95
 Telefonica de Argentina S.A.                                                       Ar          3             112
                                                                                                      ------------
                                                                                                            1,360
                                                                                                      ------------

 ELECTRIC SERVICES - 3.2%
 China Light & Power Co., Ltd.                                                      HK         19             105
 Union Electrica Fenosa SA                                                          Sp         27             261
                                                                                                      ------------
                                                                                                              366
                                                                                                      ------------

 GAS SERVICES - 1.1%
 Hong Kong and China Gas Co., Ltd.                                                  HK         67             129
                                                                                                      ------------
                                       8



                         Investment Portfolio/December 31, 1997

 MOTOR FREIGHT & WAREHOUSING - 0.9%
 Seino Transportation                                                               Ja           20         $ 100
                                                                                                      ------------

 SANITARY SERVICES - 3.9%
 Anglian Water PLC                                                                  UK           17           235
 United Utilities PLC                                                               UK           17           219
                                                                                                      ------------
                                                                                                              454
                                                                                                      ------------

Total common stocks (cost of $8,943)(d)                                                                    10,284
                                                                                                      ------------

SHORT-TERM OBLIGATIONS - 10.5%                                                                    PAR
Repurchase agreement with ABN AMRO Chicago Corp., dated 12/31/97, due
01/02/98 at 6.600% collateralized by U.S. Treasury notes with various
maturities to 2016, market value $1,248 (repurchase proceeds $1,221)                          1,220         1,220
                                                                                                      ------------

OTHER ASSETS & LIABILITIES, NET - 1.1%                                                                        124
                                                                                                      ------------
NET ASSETS - 100%                                                                                        $ 11,628
                                                                                                      -------------


NOTES TO INVESTMENT PORTFOLIO:

(a)  Rounds to less than one.
(b) These securities are subject to the risks of the various countries in which the issuer is investing. (See Notes to Financial Statements: Note 4 - Other.)
(c)  Non-income producing.
(d)  Cost for federal income tax purposes is the same.


 Notes to investment portfolio continued on following page.


                         Investment Portfolio/December 31, 1997

Summary of Securities
  by Country                     Country                                Value           % of Total
  ----------                     -------                                -----           ----------

United Kingdom                     UK                                     1,678            16.3
Japan                              Ja                                     1,078            10.5
Germany                            G                                      1,010             9.8
Switzerland                        Sz                                       859             8.4
Netherland                         Ne                                       858             8.4
Spain                              Sp                                       804             7.8
France                             Fr                                       595             5.8
Italy                              It                                       531             5.2
Canada                             Ca                                       486             4.7
Australia                          Au                                       479             4.7
Other                                                                       436             4.2
Hong Kong                          HK                                       434             4.2
Sweden                             Sw                                       362             3.5
Mexico                             Mx                                       278             2.7
Finland                            Fi                                       189             1.8
Argentina                          Ar                                       112             1.1
Denmark                            De                                        95             0.9
                                                                    ------------   ------------
                                                                       $ 10,284           100.0
                                                                     ------------  ------------


Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.


    Acronym                                                      Name
    -------                                                      ----
      ADR                                            American Depositary Receipt


See notes to financial statements.

               STATEMENT OF ASSETS & LIABILITIES
                DECEMBER 31, 1997 (UNAUDITED)
           (in thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $8,943)                                          $10,284
Short-term obligations                                                        1,220
                                                                              -----
                                                                             11,504
Cash held in foreign banks (cost $5)                    $   5
Receivable for:
  Investments sold                                         13
  Dividends                                                48
  Foreign tax reclaims                                     13
  Expense reimbursement due from Adviser                   21
Deferred organization expenses                             34
                                                        -----
                                                                                134
                                                                                ---
    Total Assets                                                             11,638


LIABILITIES
Accrued other                                              10
                                                           --
    Total Liabilities                                                           10
                                                                                --
NET ASSETS                                                                 $11,628
                                                                           -------


Net asset value & redemption price per share -
Class A ($11,070/1,055)                                                    $ 10.50
                                                                           -------
Maximum offering price per share - Class A
($10.50/0.9425)                                                            $ 11.14(a)
                                                                           -------
Net asset value & offering price per share -
Class B ($279/27)                                                          $ 10.49(b)
                                                                           -------
Net asset value & offering price per share -
Class C ($279/27)                                                          $ 10.49(b)
                                                                           -------



COMPOSITION OF NET ASSETS
Capital paid in                                                            $10,249
Undistributed net investment income                                             21
Accumulated net realized gain                                                   18
Net unrealized appreciation on:
  Investments                                                                1,340
                                                                             -----
                                                                           $11,628

(a) On sales of $50,000 or more the offering price is reduced.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 1997
                                   (UNAUDITED)
                                 (in thousands)

INVESTMENT INCOME
Dividends                                                                         $ 126
Interest                                                                             34
                                                                                  -----
     Total investment income (net of nonrebatable
     foreign taxes withheld at source which
     amounted to $14)                                                               160

EXPENSES
Management fee                                                         $  60
Service fee                                                               16
Distribution fee - Class B                                                 1
Distribution fee - Class C                                                 1
Transfer agent                                                            16
Bookkeeping fee                                                           14
Trustees                                                                   5
Custodian fee                                                             10
Audit                                                                      9
Legal fee                                                                  3
Amortization of deferred organization expenses                             5
Registration                                                              16
Other                                                                      2
                                                                         ---
                                                                         158
Fees waived by the Adviser                                               (45)       113
                                                                       -----        ---
       Net Investment Income                                                         47
                                                                                    ---

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain (loss) on:
Investments                                                              525
Foreign currency transactions                                             (3)
                                                                         ---
    Net Realized Gain                                                               522
Net unrealized appreciation (depreciation)
  during the period on:
Investments                                                             (996)
Foreign currency transactions                                              1
                                                                         ---
    Net Unrealized Loss                                                            (995)
                                                                                    ---
       Net Loss                                                                    (473)
                                                                                    ---
Net Decrease in Net Assets from Operations                                        $(426)
                                                                                    ---



See notes to financial statements.

             STATEMENT OF CHANGES IN NET ASSETS


                                                                 (Unaudited)
                                                                  Six months
                                                                    ended            Year ended
(in thousands)                                                    December 31         June 30
                                                                  -----------         --------
INCREASE (DECREASE) IN NET ASSETS                                     1997(a)            1997
Operations:
Net investment income                                             $     47           $    134
Net realized gain                                                      522                161
Net unrealized appreciation (depreciation)                            (995)             1,958
                                                                  --------           --------
    Net Increase from Operations                                      (426)             2,253
Distributions:
From net investment income - Class A                                  (139)               (80)
From net realized gains - Class A                                     (545)              (122)
From net investment income - Class B                                    (1)              --
From net realized gains - Class B                                      (14)                (2)
From net investment income - Class C                                    (1)              --
From net realized gains - Class C                                      (14)                (2)
                                                                  --------           --------
                                                                    (1,140)             2,047
Fund Share Transactions:
Value of distributions reinvested - Class A                            684                202
Cost of shares repurchased - Class A                                (3,642)            (2,000)
                                                                  --------           --------
                                                                    (2,958)            (1,798)
                                                                  --------           --------
Value of distributions reinvested - Class B                             15                  2
                                                                  --------           --------

Value of distributions reinvested - Class C                             15                  2
                                                                  --------           --------
Net Decrease from Fund
  Share Transactions                                                (2,928)            (1,794)
                                                                  --------           --------
        Total Increase (Decrease)                                   (4,068)               253

NET ASSETS
Beginning of period                                                 15,696             15,443
                                                                  --------           --------
End of period (including undistributed
  net investment income of $21 and $112,
  respectively)                                                   $ 11,628           $ 15,696
                                                                  --------           --------

NUMBER OF FUND SHARES
Issued for distributions reinvested - Class A                           65                 19
Repurchased - Class A                                                 (300)              (179)
                                                                  --------           --------
                                                                      (235)              (160)
                                                                  --------           --------
Issued for distributions reinvested - Class B                            2                (b)
                                                                  --------           --------

Issued for distributions reinvested - Class C                            2                (b)
                                                                  --------           --------


(a) Class D shares were redesignated Class C shares on July 1, 1997.


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997 (UNAUDITED)

NOTE 1.  INTERIM FINANCIAL STATEMENTS
In the opinion of management of Colonial International Equity Fund (the Fund), a series of Colonial Trust VI, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at December 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2.  ACCOUNTING POLICIES
ORGANIZATION: The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund's investment objective is to seek total return through a combination of long-term growth of capital and income by investing primarily in equity securities of companies outside the United States. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge and Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Effective July 1, 1997, Class D shares were redesignated Class C shares. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

                 Notes to Financial Statements/December 31, 1997

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B and Class C distribution fees) and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Per share data was calculated using the average shares outstanding during the period. In addition, Class B and Class C net investment income per share data reflects the the distribution fee applicable to Class B and Class C shares only.

Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis, premium and market discount are not amortized or accreted.

DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses of $53,332 in connection with its organization, initial registration with the Securities and Exchange Commission and with various states, and the initial public offering of its shares. These expenses were deferred and are being amortized on a straight-line basis over five years.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryfowards) under income tax regulations.

                 Notes to Financial Statements/December 31, 1997

NOTE 2.  ACCOUNTING POLICIES - CONT.

Foreign currency transactions: Net realized and unrealized gains (losses) on foreign currency transactions includes the fluctuation in exchange rates on gains (losses) between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS: The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER: Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.


NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other

                 Notes to Financial Statements/December 31, 1997

services and office facilities for a monthly fee equal to 0.95% annually of the Fund's average net assets.

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.25% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses.

Effective October 1, 1997 and continuing through September 30, 1998, the Transfer Agent fee will be reduced by 0.0012% in cumulative monthly increments, resulting in a decrease in the fee from 0.25% to 0.236% annually.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Liberty Financial Investments, Inc., formerly Colonial Investment Services, Inc. (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. During the six months ended December 31, 1997, the Fund has been advised that the Distributor retained no net underwriting discounts on sales of the Fund's Class A shares and received no contingent deferred sales charges on Class B and Class C share redemptions.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of the Fund's net assets, as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B shares and Class C shares, only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS: The Adviser has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 1.50% annually of the Fund's average net assets.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

                 Notes to Financial Statements/December 31, 1997

NOTE 4.  PORTFOLIO INFORMATION

INVESTMENT ACTIVITY: During the six months ended December 31, 1997, purchases and sales of investments, other than short-term obligations, were $7,726 and $3,724,532, respectively.

Unrealized appreciation (depreciation) at December 31, 1997, based on cost of investments for both financial statement and federal income tax purposes was:

Gross unrealized appreciation                    $ 2,429,911
Gross unrealized depreciation                     (1,088,646)
                                                 -----------
        Net unrealized appreciation              $ 1,341,265
                                                 ===========

OTHER: There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5.  OTHER RELATED PARTY TRANSACTIONS

At December 31, 1997, Colonial Management Associates, Inc., owned 100% of the Fund's shares outstanding.

                                     FINANCIAL HIGHLIGHTS

        Selected data for a share of each class outstanding throughout each period are as follows:


                                                                  Six months ended December 31
                                                        ----------------------------------------------
                                                                            1997
                                                        Class A            Class B         Class C (c)
                                                        -------            -------         -----------
Net asset value -
   Beginning of period                                    $  11.710       $  11.660          $  11.660
INCOME FROM INVESTMENT OPERATIONS:                        ---------       ---------          ---------
Net investment income (a)(b)                                  0.045           0.002              0.002
Net realized and unrealized gain(loss)                       (0.565)         (0.565)            (0.565)
                                                          ---------       ---------          ---------
   Total from Investment Operations                          (0.520)         (0.563)            (0.563)
                                                          ---------       ---------          ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                   (0.140)         (0.057)            (0.057)
From net realized gains                                      (0.550)         (0.550)            (0.550)
Total Distributions                                       ---------       ---------          ---------
  Declared to Shareholders                                   (0.690)         (0.607)            (0.607)
                                                          ---------       --------           ---------
Net asset value - End of period                           $  10.500       $  10.490          $  10.490
                                                          =========       =========          =========
Total return (d)(e)                                          (4.53%)         (4.91%)            (4.91%)
                                                          =========       =========          =========
RATIOS TO AVERAGE NET ASSETS
Expenses (f)(g)                                               1.75%           2.50%              2.50%
Fees and expenses waived
  or borne by the Adviser (f)(g)                              0.71%           0.71%              0.71%
Net investment income (f)(g)                                  0.78%           0.03%              0.03%
Portfolio turnover                                              (h)             (h)                (h)
Average commission rate                                   $  .0191        $  .0191           $  .0191
Net assets at end of period (000)                         $  1,070        $    279           $    279

      (a) Net of fees and expenses waived or borne by the Adviser which amounted to:
                                                          $  0.041        $  0.041           $  0.041

      (b) Per share data was calculated using average shares outstanding during the period.
      (c) Class D shares were redesignated Class C shares on July 1, 1997.
      (d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
      (e) If the Adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.
      (f) Annualized.
      (g) The benefits derived from custody credits and directed brokerage arrangements had no impact.
      (h) Less than 1%.

                                     FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout each period are as follows:


                                                                                     Year ended June 30
                                                                                     ------------------
                                                                                            1997
                                                                                            ----
                                                                        Class A            Class B            Class C
                                                                        -------            -------            -------

Net asset value -
   Beginning of period                                                $    10.300          $   10.280         $  10.280
INCOME FROM INVESTMENT OPERATIONS:                                    -----------          ----------         ---------
Net investment income (a)(b)                                                0.093              0.014              0.014
Net realized and unrealized gain                                            1.456              1.450              1.450
                                                                      -----------          ---------          ---------
   Total from Investment Operations                                         1.549              1.464              1.464
                                                                      -----------          ---------          ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                 (0.055)                --                 --
From net realized gains                                                    (0.084)            (0.084)            (0.084)
Total Distributions                                                   -----------          ---------          ---------
  Declared to Shareholders                                                 (0.139)            (0.084)            (0.084)
                                                                      -----------          ---------          ---------
Net asset value - End of period                                       $    11.710          $  11.660          $   11.660
                                                                      ===========          =========          ==========
Total return (c)(d)                                                         15.20%             14.34%             14.34%
                                                                      ===========          =========          =========
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                                                1.75%              2.50%              2.50%
Fees and expenses waived
  or borne by the Adviser (e)                                               0.47%              0.47%              0.47%
Net investment income (e)                                                   0.88%              0.13%              0.13%
Portfolio turnover                                                            40%                40%                40%
Average commission rate                                               $    0.0238          $  0.0238          $  0.0238
Net assets at end of period (000)                                     $    15,108          $     294          $     294


      (a) Net of fees and expenses waived or borne by the Advisor which amounted to:
                                                                      $     0.049          $   0.049          $   0.049

      (b) Per share data was calculated using average shares oustanding during the period.
      (c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
      (d) If the Adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.
      (e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                          FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout each period are as follows:


                                                           Period ended June 30
                                                           --------------------
                                                                1996 (c)
                                              Class A            Class B          Class C
                                              -------            -------          -------
Net asset value -
   Beginning of period                   $          9.930    $       9.930    $       9.930
                                         ----------------    -------------    -------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(b)                        0.055            0.035            0.035
Net realized and unrealized gain                    0.315            0.315            0.315
                                                    -----            -----            -----
   Total from Investment Operations                 0.370            0.350            0.350
                                                    -----            -----            -----

Net asset value - End of period
                                         $         10.300    $      10.280    $      10.280
                                         ================    =============    =============
Total return (d)(e)(f)                              3.73%            3.52%            3.52%
                                                    ====             ====             ====

RATIOS TO AVERAGE NET ASSETS
Expenses (g)(h)                                     1.75%            2.50%            2.50%
Fees and expenses waived
  or borne by the Adviser (g)(h)                    0.22%            0.22%            0.22%
Net investment income (g)(h)                        2.17%            1.42%            1.42%
Portfolio turnover (f)                                 4%               4%               4%
Average commission rate                  $        0.0126   $       0.0126   $       0.0126
Net assets at end of period (000)        $        14,929   $          257   $          257

      (a) Net of fees and expenses waived or borne by the Adviser which amounted to:
                                         $         0.006   $        0.006   $        0.006

      (b) Per share data was calculated using average shares outstanding during the period.
      (c) The Fund commenced investment operations on March 25,
          1996. The activity shown is from the effective date of registration (March 31, 1996) with the Securities and Exchange Commission.
      (d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
      (e) If the Adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.
      (f) Not annualized.
      (g) Annualized.
      (h) The benefits derived from custody credits and directed brokerage arrangements had no impact.